Interim Financial Information (Unaudited) - Summary of Operating Results (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended											12 Months Ended
	Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	[3]	Dec. 31, 2016	[3]	Dec. 31, 2015	[3]
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 286,562	[1],[2]	$ 248,159	$ 206,293	$ 196,815	$ 200,072	[1],[2]	$ 193,878	$ 176,276	$ 177,157	$ 184,961	$ 851,339	[4]	$ 732,272	[4]	$ 632,936	[4]
Operating income	210,333	[1]	162,462	145,702	141,288	145,308	[1]	134,858	126,477	129,215	137,306	594,760		527,856		451,957
Net income	209,326	[1],[5],[6]	159,953	142,938	139,139	143,196	[1],[5],[6]	$ 135,700	$ 133,660	$ 131,859	$ 136,735	585,226	[7],[8]	537,954	[7],[8]	455,126	[7],[8]
Net income attributable to EQT Midstream Partners, LP	$ 206,833	[1]	$ 159,219	$ 142,938	$ 139,139	$ 143,196	[1]					$ 584,492		$ 537,954		$ 455,126
Net income per limited partner unit:
Basic (in USD) per share	$ 1.61	[1]	$ 1.28	$ 1.28	$ 1.27	$ 1.36	[1]	$ 1.31	$ 1.23	$ 1.27	$ 1.39	$ 5.19		$ 5.21		$ 4.71
Diluted (in USD per share)	$ 1.61		$ 1.28	$ 1.28	$ 1.27	$ 1.36		$ 1.31	$ 1.23	$ 1.27	$ 1.39	$ 5.19		$ 5.21		$ 4.70

[1]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $181.2 million and $143.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[3]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $621.8 million, $551.4 million and $462.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 5.
[5]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[6]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[7]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[8]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.